Quarterly Financial Data (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 28, 2019	Sep. 28, 2019	Jun. 29, 2019	Mar. 30, 2019	Dec. 29, 2018	Sep. 29, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 28, 2019	Dec. 29, 2018	Dec. 30, 2017
Quarterly Financial Information Disclosure [Abstract]
Net sales	$ 6,536	$ 6,076	$ 6,406	$ 5,959	$ 6,891	$ 6,383	$ 6,690	$ 6,304	$ 24,977	$ 26,268	$ 26,076
Gross profit	2,107	1,947	2,082	2,011	2,216	2,094	2,347	2,264	8,147	8,921	9,033
Net income/(loss)	183	898	448	404	(12,628)	618	753	1,003	1,933	(10,254)	10,932
Net income/(loss) attributable to common shareholders	$ 182	$ 899	$ 449	$ 405	$ (12,568)	$ 619	$ 754	$ 1,003	$ 1,935	$ (10,192)	$ 10,941
Basic earnings/(loss) per share (in dollars per share)	$ 0.15	$ 0.74	$ 0.37	$ 0.33	$ (10.30)	$ 0.51	$ 0.62	$ 0.82	$ 1.59	$ (8.36)	$ 8.98
Diluted earnings/(loss) per share (in dollars per share)	$ 0.15	$ 0.74	$ 0.37	$ 0.33	$ (10.30)	$ 0.50	$ 0.62	$ 0.82	$ 1.58	$ (8.36)	$ 8.91